Exhibit 99.1

Annex A to Form ABS-15G

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected(1)
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#)(g)	($) (h)	(% of principal balance) (i)	(#)(j)	($) (k)	(% of principal balance) (l)	(#)(m)	($) (n)	(% of principal balance) (o)	(#)(p)	($) (q)	(% of principal balance) (r)	(#)(s)	($) (t)	(% of principal balance) (u)	(#)(v)	($) (w)	(% of principal balance) (x)
Asset Class: Residential Mortgage-Backed Securities

Impac Real Estate Asset Trust 2006-SD1		The Impac Funding Corporation			100.00%	2	unknown	unknown	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	unknown	unknown
Total					100.00%	2	unknown	unknown	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	unknown	unknown

(1) In June 2012 both of the repurchase demands were rejected in their entirety based on insufficient description of the supposed reason for the demands.  No further communication has been received with respect to these matters.